Alpha Architect U.S. Quantitative Value ETF
Schedule of Investments
June 30, 2022 (Unaudited)

Shares		Value
COMMON STOCKS - 99.8%
Accounting, Tax Preparation, Bookkeeping, and Payroll Services - 2.2%
120,715	H&R Block, Inc.	$4,263,654

Activities Related to Credit Intermediation - 2.2%
259,362	Western Union Co.	4,271,692

Alumina and Aluminum Production and Processing - 1.9%
80,344	Alcoa Corp.	3,662,080

Animal Slaughtering and Processing - 2.1%
48,651	Tyson Foods, Inc.	4,186,905

Automobile Dealers - 4.2%
37,287	AutoNation, Inc. (a)	4,167,195
38,525	Penske Automotive Group, Inc.	4,033,182
		8,200,377
Basic Chemical Manufacturing - 3.9%
44,004	LyondellBasell Industries N.V. ADR (b)	3,848,590
81,141	Olin Corp.	3,755,205
		7,603,795
Building Material and Supplies Dealers - 4.1%
62,539	Boise Cascade Co.	3,720,445
78,234	Builders FirstSource, Inc. (a)	4,201,166
		7,921,611
Coal Mining - 3.7%
25,639	Arch Resources, Inc.	3,668,685
117,385	Warrior Met Coal, Inc.	3,593,155
		7,261,840
Computer and Peripheral Equipment Manufacturing - 4.1%
123,053	HP, Inc.	4,033,677
87,023	Western Digital Corp. (a)	3,901,241
		7,934,918
Cut and Sew Apparel Manufacturing - 2.0%
68,254	PVH Corp.	3,883,653

Deep Sea, Coastal, and Great Lakes Water Transportation - 2.0%
54,630	Matson, Inc.	3,981,434

Department Stores - 3.6%
14,594	Dillards, Inc.	3,218,999
202,335	Macy’s, Inc.	3,706,777
		6,925,776
Electric Power Generation, Transmission and Distribution - 2.2%
110,219	NRG Energy, Inc.	4,207,059

General Freight Trucking - 4.2%
57,031	ArcBest Corp.	4,013,271
89,271	Knight-Swift Transportation Holdings, Inc.	4,132,355
		8,145,626
General Medical and Surgical Hospitals - 2.0%
74,345	Tenet Healthcare Corp. (a)	3,907,573

Household Appliances and Electrical and Electronic Goods Merchant Wholesalers - 4.3%
37,799	Arrow Electronics, Inc. (a)	4,236,890
96,157	Avnet, Inc.	4,123,212
		8,360,102
Industrial Machinery Manufacturing - 2.0%
92,264	Kulicke & Soffa Industries, Inc.	3,949,822

Iron and Steel Mills and Ferroalloy Manufacturing - 3.8%
35,454	Nucor Corp.	3,701,752
56,686	Steel Dynamics, Inc.	3,749,779
		7,451,531
Metal and Mineral (except Petroleum) Merchant Wholesalers - 2.1%
23,690	Reliance Steel & Aluminum Co.	4,023,983

Metal Ore Mining - 3.6%
234,569	Cleveland-Cliffs, Inc. (a)	3,605,326
116,383	Freeport-McMoRan, Inc.	3,405,367
		7,010,693
Miscellaneous Manufacturing - 1.8%
124,398	Vista Outdoor, Inc. (a)	3,470,704

Motor Vehicle Body and Trailer Manufacturing - 2.1%
55,975	Thor Industries, Inc.	4,183,012

Oil and Gas Extraction - 3.4%
95,124	APA Corp.	3,319,827
266,272	Comstock Resources, Inc. (a)	3,216,566
		6,536,393
Pesticide, Fertilizer, and Other Agricultural Chemical Manufacturing - 3.9%
45,552	CF Industries Holdings, Inc.	3,905,173
78,411	Mosaic Co.	3,703,352
		7,608,525
Pharmaceutical and Medicine Manufacturing - 4.3%
7,006	Regeneron Pharmaceuticals, Inc. (a)	4,141,457
18,383	United Therapeutics Corp. (a)	4,331,770
		8,473,227
Residential Building Construction - 4.5%
62,109	Lennar Corp.	4,383,032
109,899	PulteGroup, Inc.	4,355,298
		8,738,330
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing - 5.9%
72,146	Dow, Inc.	3,723,455
141,067	Huntsman Corp.	3,999,249
39,315	Westlake Corp.	3,853,656
		11,576,360
Sawmills and Wood Preservation - 2.0%
74,038	Louisiana-Pacific Corp.	3,880,331

Scientific Research and Development Services - 2.3%
31,902	Moderna, Inc. (a)	4,557,201

Semiconductor and Other Electronic Component Manufacturing - 2.1%
72,516	Micron Technology, Inc.	4,008,685

Sporting Goods, Hobby, and Musical Instrument Stores - 2.2%
56,133	Dicks Sporting Goods, Inc. (c)	4,230,744

Steel Product Manufacturing from Purchased Steel - 1.8%
195,998	United States Steel Corp.	3,510,324

Support Activities for Mining - 1.6%
153,398	Magnolia Oil & Gas Corp.	3,219,824

Women’s Clothing Stores - 1.7%
122,052	Victoria’s Secret & Co. (a)	3,413,795
	TOTAL COMMON STOCKS (Cost $208,489,324)	194,561,579

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.3%
713,562	First American Government Obligations Fund - Class X, 1.29% (d)	713,562
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $713,562)	713,562

MONEY MARKET FUNDS - 0.2%
384,214	First American Government Obligations Fund - Class X, 1.29% (d)	384,214
	TOTAL MONEY MARKET FUNDS (Cost $384,214)	384,214

	TOTAL INVESTMENTS (Cost $209,587,100) - 100.3%	195,659,355
	Other Liabilities in Excess of Assets - (0.3%)	(665,260)
	TOTAL NET ASSETS - 100.0%	$194,994,095

ADR - American Depository Receipt
Percentages are stated as a percent of net assets.
(a)	Non-Income producing security.
(b)	Foreign Issued Security.
(c)	This security or a portion of this security was out on loan as of June 30, 2022. Total loaned securities had a market value of $687,299 as of June 30, 2022.
(d)	Rate shown is the 7-day effective yield.

Alpha Architect International Quantitative Value ETF
Schedule of Investments
June 30, 2022 (Unaudited)

Shares		Value
COMMON STOCKS - 99.0%
Australia - 14.1%
2,377,208	Beach Energy Ltd.	$2,830,498
89,272	BHP Group Ltd.	2,541,826
214,562	BlueScope Steel Ltd.	2,354,813
201,183	Fortescue Metals Group Ltd.	2,434,332
892,131	Harvey Norman Holdings Ltd.	2,284,594
83,984	JB Hi-Fi Ltd.	2,229,525
1,025,954	New Hope Corp. Ltd.	2,450,251
		17,125,839
Austria - 1.9%
48,840	OMV AG	2,290,910

Cayman Islands - 2.2%
319,362	ASM Pacific Technology Ltd.	2,712,632

Denmark - 1.8%
956	AP Moller - Maersk A/S	2,229,865

Finland - 1.6%
476,795	Outokumpu OYJ	1,971,656

France - 2.1%
47,930	TotalEnergies SE	2,530,007

Germany - 3.6%
29,673	Aurubis AG	2,013,774
88,713	Daimler Truck Holding AG (a)	2,315,812
		4,329,586
Israel - 2.0%
18,293	Delek Group Ltd. (a)	2,382,366

Italy - 3.6%
129,395	Azimut Holding S.p.A.	2,248,927
183,561	Eni S.p.A.	2,179,094
		4,428,021
Japan - 33.7%
76,120	AGC, Inc.	2,676,094
349,712	Amada Co., Ltd.	2,569,744
103,219	Cosmo Energy Holdings Co., Ltd.	2,860,432
32,038	Daito Trust Construction Co., Ltd.	2,765,072
88,451	Dentsu Group, Inc.	2,656,529
67,427	Ebara Corp.	2,524,537
694,049	ENEOS Holdings, Inc.	2,627,749
147,934	NGK Spark Plug Co., Ltd.	2,685,447
232,144	Nikon Corp.	2,684,507
168,414	Nippon Steel Corp.	2,357,151
30,720	SCREEN Holdings Co., Ltd.	2,076,226
168,922	Seiko Epson Corp.	2,390,406
156,857	Sekisui House Ltd.	2,747,425
70,347	Sumitomo Metal Mining Co., Ltd.	2,203,528
174,906	Toyota Boshoku Corp.	2,597,550
140,838	Yamaha Motor Co., Ltd.	2,580,508
		41,002,905
Luxembourg - 1.6%
84,566	ArcelorMittal S.A.	1,906,244

Netherlands - 4.0%
78,255	OCI N.V.	2,581,602
187,744	Stellantis N.V. ADR (b)	2,320,516
		4,902,118
Norway - 4.1%
68,685	Aker BP ASA	2,385,569
75,781	Equinor ASA	2,635,490
		5,021,059
Spain - 3.8%
214,478	Acerinox S.A.	2,075,913
175,484	Repsol S.A.	2,583,784
		4,659,697
Sweden - 3.4%
67,880	Boliden AB	2,158,875
495,223	SSAB AB	2,048,714
		4,207,589
United Kingdom - 15.5%
58,736	Anglo American PLC	2,099,936
151,957	Antofagasta PLC	2,136,488
443,563	Barratt Developments PLC	2,469,729
840,719	Kingfisher PLC	2,500,185
866,481	Man Group PLC	2,634,809
99,854	Persimmon PLC	2,264,519
39,172	Rio Tinto PLC	2,344,388
1,715,006	Taylor Wimpey PLC	2,435,276
		18,885,330
	TOTAL COMMON STOCKS (Cost $143,270,280)	120,585,824

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.9%
2,252,575	First American Government Obligations Fund - Class X, 1.29% (c)	2,252,575
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,252,575)	2,252,575

MONEY MARKET FUNDS - 0.5%
605,326	First American Government Obligations Fund - Class X, 1.29% (c)	605,326
	TOTAL MONEY MARKET FUNDS (Cost $605,326)	605,326

	TOTAL INVESTMENTS (Cost $146,128,181) - 101.4%	123,443,725
	Other Liabilities in Excess of Assets - (1.4%)	(1,664,545)
	TOTAL NET ASSETS - 100.0%	$121,779,180

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
PLC - Public Limited Company
(a)	Non-Income producing security.
(b)	This security or a portion of this security was out on loan as of June 30, 2022. Total loaned securities had a market value of $2,141,679 as of June 30, 2022.
(c)	Rate shown is the 7-day effective yield.

Alpha Architect U.S. Quantitative Momentum ETF
Schedule of Investments
June 30, 2022 (Unaudited)

Shares		Value
COMMON STOCKS - 99.7%
Activities Related to Credit Intermediation - 2.5%
15,232	ExlService Holdings, Inc. (a)	$2,244,131

Agriculture, Construction, and Mining Machinery Manufacturing - 1.8%
39,639	Cactus, Inc.	1,596,263

Automotive Parts, Accessories, and Tire Stores - 2.4%
1,016	AutoZone, Inc. (a)	2,183,506

Bakeries and Tortilla Manufacturing - 2.2%
94,500	Hostess Brands, Inc. (a)	2,004,345

Coal Mining - 5.9%
11,677	Arch Resources, Inc.	1,670,862
37,480	Consol Energy, Inc. (a)	1,850,762
60,252	Warrior Met Coal, Inc.	1,844,314
		5,365,938
Computer Systems Design and Related Services - 2.1%
21,111	Perficient, Inc. (a)	1,935,668

Deep Sea, Coastal, and Great Lakes Water Transportation - 2.1%
84,879	Golar LNG Ltd. ADR (a)(b)	1,930,997

Drugs and Druggists Sundries Merchant Wholesalers - 2.1%
6,016	McKesson Corp.	1,962,479

Electric Power Generation, Transmission and Distribution - 6.1%
34,082	Constellation Energy Corp.	1,951,535
40,774	Exelon Corp.	1,847,878
77,199	Vistra Corp.	1,763,997
		5,563,410
Financial Investment Activities - 1.8%
29,556	Ares Management Corp.	1,680,554

Gasoline Stations - 2.1%
8,067	Murphy USA, Inc.	1,878,562

General Merchandise Stores, Including Warehouse Clubs and Supercenters - 7.4%
35,993	BJ’s Wholesale Club Holdings, Inc. (a)	2,243,084
4,540	Costco Wholesale Corp.	2,175,931
14,866	Dollar Tree, Inc. (a)	2,316,866
		6,735,881
Grain and Oilseed Milling - 3.6%
22,560	Archer-Daniels-Midland Co.	1,750,656
17,265	Bunge Ltd. ADR (b)	1,565,763
		3,316,419
Grocery Stores - 2.0%
67,934	Albertsons Cos., Inc.	1,815,196

Home Health Care Services - 2.2%
70,919	Option Care Health, Inc. (a)	1,970,839

Iron and Steel Mills and Ferroalloy Manufacturing - 1.8%
15,697	Nucor Corp.	1,638,924

Manufacturing and Reproducing Magnetic and Optical Media - 2.2%
15,942	Qualys, Inc. (a)	2,010,924

Oil and Gas Extraction - 20.9%
48,818	Antero Resources Corp. (a)	1,496,272
44,183	APA Corp.	1,541,987
11,386	Chevron Corp.	1,648,465
28,490	Civitas Resources, Inc.	1,489,742
17,869	ConocoPhillips	1,604,815
59,586	Coterra Energy, Inc.	1,536,723
27,528	Devon Energy Corp.	1,517,068
14,174	Diamondback Energy, Inc.	1,717,180
43,392	EQT Corp.	1,492,685
69,279	Marathon Oil Corp.	1,557,392
27,674	National Fuel Gas Co.	1,827,868
7,180	Pioneer Natural Resources Co.	1,601,714
		19,031,911
Pesticide, Fertilizer, and Other Agricultural Chemical Manufacturing - 3.7%
21,180	CF Industries Holdings, Inc.	1,815,761
33,290	Mosaic Co.	1,572,287
		3,388,048
Petroleum and Coal Products Manufacturing - 3.8%
20,716	Exxon Mobil Corp.	1,774,118
20,184	Marathon Petroleum Corp.	1,659,327
		3,433,445
Pharmaceutical and Medicine Manufacturing - 6.8%
13,067	AbbVie, Inc.	2,001,342
53,146	Cytokinetics, Inc. (a)	2,088,106
6,422	Eli Lilly & Co.	2,082,205
		6,171,653
Pipeline Transportation of Natural Gas - 3.8%
35,430	DT Midstream, Inc.	1,736,779
28,283	Targa Resources Corp.	1,687,646
		3,424,425
Poultry and Egg Production - 2.4%
43,496	Cal-Maine Foods, Inc.	2,149,137

Software Publishers - 2.1%
3,958	Palo Alto Networks, Inc. (a)	1,955,014

Support Activities for Mining - 3.7%
51,602	Halliburton Co.	1,618,239
41,349	Helmerich & Payne, Inc.	1,780,488
		3,398,727
Television Broadcasting - 2.2%
31,827	Liberty Media Corp. - Liberty Formula One (a)	2,020,060
	TOTAL COMMON STOCKS (Cost $95,960,104)	90,806,456

MONEY MARKET FUNDS - 0.3%
307,662	First American Government Obligations Fund - Class X, 1.29% (c)	307,662
	TOTAL MONEY MARKET FUNDS (Cost $307,662)	307,662

	TOTAL INVESTMENTS (Cost $96,267,766) - 100.0%	91,114,118
	Other Assets in Excess of Liabilities - 0.0% (d)	21,367
	TOTAL NET ASSETS - 100.0%	$91,135,485

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
(a)	Non-Income producing security.
(b)	Foreign Issued Security.
(c)	Rate shown is the 7-day effective yield.
(d)	Represents less than 0.05% of net assets.

Alpha Architect International Quantitative Momentum ETF
Schedule of Investments
June 30, 2022 (Unaudited)

Shares		Value
COMMON STOCKS - 99.2%
Australia - 28.3%
261,718	Challenger Ltd.	$1,235,652
82,388	Computershare Ltd.	1,401,236
170,504	IGO Ltd.	1,169,843
537,643	Incitec Pivot Ltd.	1,228,368
10,283	Macquarie Group Ltd.	1,167,666
444,858	Metcash Ltd.	1,301,948
495,197	New Hope Corp. Ltd.	1,182,662
321,965	Origin Energy Ltd.	1,273,414
105,895	Sims Ltd.	1,002,119
399,522	South32 Ltd.	1,086,534
370,423	Steadfast Group Ltd.	1,283,536
366,099	Whitehaven Coal Ltd.	1,223,068
62,434	Woodside Energy Group Ltd.	1,372,147
125,785	Worley Ltd.	1,236,361
		17,164,554
Belgium - 6.0%
8,036	D’ieteren Group	1,175,622
8,183	Elia Group S.A./N.V.	1,159,396
15,156	UCB S.A.	1,280,789
		3,615,807
Bermuda - 1.7%
86,991	Golden Ocean Group Ltd.	1,011,246

Denmark - 2.3%
12,638	Novo Nordisk A/S	1,401,700

France - 4.2%
9,932	Gaztransport Et Technigaz S.A.	1,243,790
10,669	Thales S.A.	1,308,692
		2,552,482
Germany - 1.6%
14,434	Aurubis AG	979,571
1	Nordex SE (a)	8
		979,579
Israel - 13.8%
137,812	Bank Leumi Le-Israel BM	1,225,057
882,810	Bezeq The Israeli Telecommunication Corp. Ltd.	1,369,854
8,734	Delek Group Ltd. (a)	1,137,462
119,109	ICL Group Ltd.	1,080,624
41,688	Mizrahi Tefahot Bank Ltd.	1,378,481
123,115	Phoenix Holdings Ltd.	1,214,602
20,162	ZIM Integrated Shipping Services Ltd. ADR (b)	952,251
		8,358,331
Japan - 11.3%
109,100	Inpex Corp.	1,182,024
56,000	Kadokawa Corp.	1,206,427
128,100	Marubeni Corp.	1,155,619
38,300	Mitsubishi Corp.	1,139,572
50,840	Mitsui OSK Lines Ltd.	1,163,460
15,100	Nippon Yusen KK	1,031,670
		6,878,772
Norway - 5.5%
60,195	Aker BP ASA	2,090,704
36,178	Equinor ASA	1,258,188
		3,348,892
Spain - 4.1%
6,803	Acciona S.A.	1,251,180
44,228	Naturgy Energy Group S.A.	1,273,205
		2,524,385
Sweden - 1.6%
28,819	Lundin Energy AB (b)	19,692
236,319	SSAB AB	977,641
		997,333
United Kingdom - 18.8%
139,096	BAE Systems PLC	1,405,708
218,922	Beazley PLC	1,329,804
37,319	Bunzl PLC	1,235,199
1,380,876	Centrica PLC (a)	1,344,753
162,590	Drax Group PLC	1,272,631
202,696	Glencore PLC	1,098,248
61,539	GSK PLC	1,322,636
226,934	Investec PLC	1,228,746
44,815	Shell PLC	1,164,168
		11,401,893
	TOTAL COMMON STOCKS (Cost $66,405,733)	60,234,974

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.3%
1,426,927	First American Government Obligations Fund - Class X, 1.29% (c)	1,426,927
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,426,927)	1,426,927

MONEY MARKET FUNDS - 0.2%
94,238	First American Government Obligations Fund - Class X, 1.29% (c)	94,238
	TOTAL MONEY MARKET FUNDS (Cost $94,238)	94,238

	TOTAL INVESTMENTS (Cost $67,926,898) - 101.7%	61,756,139
	Other Liabilities in Excess of Assets - (1.7%)	(1,023,745)
	TOTAL NET ASSETS - 100.0%	$60,732,394

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
PLC - Public Limited Company
(a)	Non-Income producing security.
(b)	This security or a portion of this security was out on loan as of June 30, 2022. Total loaned securities had a market value of $454,493 as of June 30, 2022.
(c)	Rate shown is the 7-day effective yield.

Alpha Architect Value Momentum Trend ETF
Schedule of Investments
June 30, 2022 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 90.8%
International Developed Equity - 32.6%
228,429	Alpha Architect International Quantitative Momentum ETF (a)(b)(c)	$5,623,921
316,452	Alpha Architect International Quantitative Value ETF (a)(b)	7,117,005
		12,740,926
U.S. Equity - 58.2%
254,690	Alpha Architect U.S. Quantitative Momentum ETF (a)(b)	10,825,548
399,211	Alpha Architect U.S. Quantitative Value ETF (a)(b)	11,928,904
		22,754,452
	TOTAL INVESTMENT COMPANIES (Cost $39,703,578)	35,495,378

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.1%
38,250	First American Government Obligations Fund - Class X, 1.29% (d)	38,250
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $38,250)	38,250

MONEY MARKET FUNDS - 0.9%
334,137	First American Government Obligations Fund - Class X, 1.29% (d)	334,137
	TOTAL MONEY MARKET FUNDS (Cost $334,137)	334,137

	TOTAL INVESTMENTS - 91.8%	35,867,765
	TOTAL SECURITIES SOLD SHORT (Proceeds $43,147,044) - (97.9%)	(38,253,472)
	Other Assets in Excess of Liabilities - 106.1%	41,469,699
	TOTAL NET ASSETS - 100.0%	$39,083,992

Percentages are stated as a percent of net assets.
(a)	Affiliated Fund.
(b)	All or a portion of these securities have been segregated as collateral for broker agreements. The total value of securities segregated amounted to $17,747,717.
(c)	This security or a portion of this security was out on loan as of June 30, 2022. Total loaned securities had a market value of $36,930 as of June 30, 2022.
(d)	Rate shown is the 7-day effective yield.

Alpha Architect Value Momentum Trend ETF
Schedule of Securities Sold Short
June 30, 2022 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 97.9%
211,142	iShares TR MSCI EAFE ETF	$13,194,264
66,426	SPDR S&P 500 ETF	25,059,208
	TOTAL INVESTMENT COMPANIES (Proceeds $43,147,044)	$38,253,472

ALPHA ARCHITECT ETFs

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If on a particular day an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2022, the Funds did not hold “fair valued” securities.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of each Fund’s investments as of June 30, 2022:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Alpha Architect U.S. Quantitative Value ETF
Assets*
Common Stocks	$194,561,579	$-	$-	$194,561,579
Investments purchased with Proceeds from Securities Lending	713,562	-	-	713,562
Money Market Funds	384,214	-	-	384,214
Total Investments in Securities	$195,659,355	$-	$-	$195,659,355

Alpha Architect International Quantitative Value ETF
Assets*
Common Stocks	$120,585,824	$-	$-	$120,585,824
Investments purchased with Proceeds from Securities Lending	2,252,575	-	-	2,252,575
Money Market Funds	605,326	-	-	605,326
Total Investments in Securities	$123,443,725	$-	$-	$123,443,725

Alpha Architect U.S. Quantitative Momentum ETF
Assets*
Common Stocks	$90,806,456	$-	$-	$90,806,456
Money Market Funds	307,662	-	-	307,662
Total Investments in Securities	$91,114,118	$-	$-	$91,114,118

Alpha Architect International Quantitative Momentum ETF
Assets*
Common Stocks	$60,234,974	$-	$-	$60,234,974
Investments purchased with Proceeds from Securities Lending	1,426,927	-	-	1,426,927
Money Market Funds	94,238	-	-	94,238
Total Investments in Securities	$61,756,139	$-	$-	$61,756,139

Alpha Architect Value Momentum Trend ETF
Assets*
Investment Companies	$35,495,378	$-	$-	$35,495,378
Investments purchased with Proceeds from Securities Lending	38,250	-	-	38,250
Money Market Funds	334,137	-	-	334,137
Total Investments in Securities	$35,867,765	$-	$-	$35,867,765
Liabilities*
Investment Companies	$(38,253,472)	$-	$-	$(38,253,472)
Total Investments in Securites	$(38,253,472)	$-	$-	$(38,253,472)

*	For further detail on each asset class, see the Schedule of Investments and Schedule of Securities Sold Short.

During the fiscal period ended June 30, 2022, there were transfers between Levels 1 and 3 during the reporting period. Transfers from Level 1 to Level 3 occurred because quoted prices were unavailable for the securities. Below is a reconciliation that details the activity of securities classified as Level 3 during the period ended June 30, 2022.

Alpha Architect International Quantitative Value ETF
Rights
Value, Beginning of Period	$-
Purchases	2,617,303
Proceeds from Sales	-
Net Realized Gains (Losses)	-
Return of Capital	-
Change in Unrealized Appreciation (Depreciation)	-
Transfers In/(Out) of Level 3	(2,617,303)
Value, End of Period	-

TRANSACTIONS WITH AFFILIATES:

The Alpha Architect Value Momentum Trend ETF’s transactions with affiliates represent holdings for which it and the underlying exchange-traded funds have the same investment adviser. The Alpha Architect Value Momentum Trend ETF had the following transactions with such affiliated Alpha Architect ETFs (i.e., the Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, and Alpha Architect International Quantitative Momentum ETF) during the fiscal period ended June 30, 2022:

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF	Total
Value, Beginning of Period	$9,861,507	$12,294,640	$9,237,459	$14,032,799	$45,426,405
Purchases	6,238,791	1,517,847	4,842,154	1,090,273	13,689,065
Proceeds from Sales	(2,264,914)	(5,221,955)	(1,453,530)	(6,000,142)	(14,940,541)
Net Realized Gains (Losses)	396,460	(1,047,019)	254,791	(877,002)	(1,272,770)
Change in Unrealized Appreciation (Depreciation)	(2,302,940)	(426,508)	(2,055,327)	(2,622,006)	(7,406,781)
Value, End of Period	$11,928,904	$7,117,005	$10,825,547	$5,623,922	$35,495,378
Dividend Income	174,792	305,088	11,666	146,904	638,450

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF
Shares, Beginning of Period	288,306	455,020	187,461	411,798
Number of Shares Purchased	172,586	58,022	97,124	35,045
Number of Shares Sold	(61,681)	(196,590)	(29,895)	(218,414)
Shares, End of Period	399,211	316,452	254,690	228,429